Property and Equipment (Details) - Schedule of Property and Equipment Included in Continuing Operations - USD ($) $ in Thousands	Mar. 31, 2024	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Property, and equipment, cost	$ 1,266	$ 2
Less: accumulated depreciation	(2)
Property, and equipment, net	1,264	2
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, and equipment, cost, Gross	9	2
Renovation [Member]
Property, Plant and Equipment [Line Items]
Property, and equipment, cost, Gross	34
Construction in progress – Machineries yet to be assembled [Member]
Property, Plant and Equipment [Line Items]
Property, and equipment, cost, Gross	$ 1,223